Borrowings (Details 2) (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended				0 Months Ended															0 Months Ended		0 Months Ended					0 Months Ended		0 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended
	May 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Letters of credit	Feb. 13, 2013 Senior secured term loan facility due September 2018	Sep. 27, 2012 Senior secured term loan facility due September 2018	Feb. 13, 2013 Senior secured term loan facility due September 2018 Subsequent event	Feb. 13, 2013 Senior secured term loan facility due September 2018 LIBOR U.S. denominated term loan	Sep. 27, 2012 Senior secured term loan facility due September 2018 LIBOR U.S. denominated term loan	Feb. 13, 2013 Senior secured term loan facility due September 2018 LIBOR U.S. denominated term loan Subsequent event	Feb. 13, 2013 Senior secured term loan facility due September 2018 Base rate	Sep. 27, 2012 Senior secured term loan facility due September 2018 Base rate	Feb. 13, 2013 Senior secured term loan facility due September 2018 Base rate Subsequent event	Apr. 10, 2013 Term loans due in 2017 LIBOR	Apr. 10, 2013 Term loans due in 2017 Base rate	Apr. 15, 2013 Term loans due in 2018 LIBOR	Apr. 15, 2013 Term loans due in 2018 Base rate	Jan. 30, 2013 10.55% senior unsecured notes	Dec. 31, 2012 10.55% senior unsecured notes	Feb. 13, 2013 11.25% senior unsecured notes due 2021	Sep. 30, 2013 11.25% senior unsecured notes due 2021	Feb. 13, 2013 11.25% senior unsecured notes due 2021 Subsequent event	Apr. 10, 2013 10.625% senior unsecured notes due 2021	Sep. 30, 2013 10.625% senior unsecured notes due 2021	Apr. 10, 2013 9.875% Senior unsecured notes due 2015	Dec. 31, 2012 9.875% Senior unsecured notes due 2015	May 30, 2013 11.75% senior unsecured subordinated notes due 2021	Sep. 30, 2013 11.75% senior unsecured subordinated notes due 2021	Oct. 30, 2013 11.75% senior unsecured subordinated notes due 2021 Subsequent event	May 30, 2013 11.25% senior unsecured subordinated notes due 2016	Sep. 30, 2013 11.25% senior unsecured subordinated notes due 2016	Oct. 30, 2013 11.25% senior unsecured subordinated notes due 2016 Subsequent event	Aug. 30, 2013 Notes due 2013	Dec. 31, 2010 Senior Secured Credit Facilities U.S. denominated term loan	Sep. 30, 2013 Senior Secured Credit Facilities Senior Secured Revolving Credit Facility	Dec. 31, 2012 Senior Secured Credit Facilities Senior Secured Revolving Credit Facility	Dec. 31, 2012 Senior Secured Credit Facilities Senior Secured Revolving Credit Facility LIBOR	Sep. 30, 2013 Senior Secured Credit Facilities Letters of credit	Dec. 31, 2012 Senior Secured Credit Facilities Letters of credit	Dec. 31, 2011 Senior Secured Credit Facilities Letters of credit	Dec. 31, 2012 Senior Secured Credit Facilities Senior secured term loan facility due September 2018 U.S. denominated term loan	Mar. 23, 2012 Senior Secured Credit Facilities Term loans due in 2017	Dec. 31, 2012 Senior Secured Credit Facilities Term loans due in 2017	Dec. 31, 2012 Senior Secured Credit Facilities Term loans due in 2017 U.S. denominated term loan	Apr. 10, 2013 Repricing Amendments to the Senior Secured Credit Facilities Term loans due in 2017 LIBOR	Apr. 10, 2013 Repricing Amendments to the Senior Secured Credit Facilities Term loans due in 2017 Base rate	Apr. 15, 2013 Repricing Amendments to the Senior Secured Credit Facilities Term loans due in 2018 LIBOR	Apr. 15, 2013 Repricing Amendments to the Senior Secured Credit Facilities Term loans due in 2018 Base rate
Borrowings
Credit commitment																																				$ 1,016.2	$ 1,515.3		$ 500.0	$ 500.0
Amount of debt issued					45.1																																		48.1	45.1	45.0
Amount outstanding																																				95.0	0					728.6		2,658.6	2,424.2
Remaining amount available																																				873.1				1,470.2
Variable interest rate basis									LIBOR	LIBOR	LIBOR	base rate	Base Rate	base rate	LIBOR	base rate	LIBOR	base rate																				LIBOR				LIBOR			LIBOR	LIBOR	base rate	LIBOR	base rate
Basis spread on variable interest rate basis (as a percent)									5.00%	5.00%	5.00%	4.00%	4.00%	4.00%	5.00%	4.00%	5.00%	4.00%																								5.00%			5.00%	4.00%	3.00%	4.00%	3.00%
Issuance of debt						258	750	258													785		785	815				750		1,000
Interest rate (as a percent)																			10.55%	10.55%	11.25%	11.25%	11.25%	10.625%	10.625%	9.875%	9.875%	11.75%	11.75%	11.75%	11.25%	11.25%	11.25%	4.70%
Long term debt redemption price as percentage of principal amount																					100.00%		100.00%	100.00%				100.00%
Long term debt redemption with net cash proceeds from certain equity offerings as percentage of principal amount																					35.00%		35.00%	35.00%				35.00%
Long term debt redemption with net cash proceeds from certain equity offerings, redemption price as percentage of principal amount																					111.25%		111.25%	110.625%				111.75%
Period given to complete exchange after the issue date																					360 days		360 days	360 days				360 days
Increase in annual interest rate (as a percent)																					0.25%		0.25%	0.25%				0.25%
Additional annual interest rate increase (as a percent)																					0.25%		0.25%	0.25%				0.25%
Registration default period over which additional annual interest rate will be increased																					90 days		90 days	90 days				90 days
Maximum additional interest rate (as a percent)																					0.50%		0.50%	0.50%				0.50%
Principal amount of debt redeemed																															520.0		1,000.0	15.1	89.2								807.0
Principal amount of debt repurchased																															230
Debt issuance costs	122.0	13.7	3.2	8.1
Lender and underwriting fees and other expenses	60																													11
Premium paid related to tender offer and debt repurchases	62
Discounts on the modified debt and amortized to interest expense	$ 116.7